Stockholders' Equity - Preferred Stock - Narrative Information (Details) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Class Of Stock [Line Items]
Preferred stock, shares authorized				296,551
Preferred stock, par value				$ 0.001
LMF ACQUISITION OPPORTUNITIES, INC.
Class Of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred Stock | LMF ACQUISITION OPPORTUNITIES, INC.
Class Of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0